Voya Multi-Manager Mid Cap Value Fund Expense Example - Class I Shares [Member] - Voya Multi-Manager Mid Cap Value Fund - Class I	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	$ 999